Non-Controlling Interests - Schedule of Financial Statements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 29, 2019
Summarized balance sheet
Current assets	$ 4,495	$ 5,317
Current liabilities	2,776	2,516
Accumulated non-controlling interests	770	134
Summarized statement of comprehensive income (loss)
Revenue	11,934	12,564
Loss for the period	(588)	3,145
Other comprehensive income (loss)	(231)	392
Total comprehensive income (loss)	(819)	3,537
Loss allocated to non-controlling interests	17	38
Summarized cash flows
Cash flows from operating activities	3,484	4,438
Cash flows from investing activities	(3,566)	(1,605)
Cash flows from financing activities	(537)	(2,164)
Effect of exchange rate changes on cash and cash equivalents	(89)	113
Net increase in cash and cash equivalents	(708)	782
Quebrada Blanca
Summarized balance sheet
Current assets	653	153
Current liabilities	512	204
Current net assets	141	(51)
Non-current assets	6,628	4,952
Non-current liabilities	3,448	2,217
Non-current net assets	3,180	2,735
Net assets	3,321	2,684
Accumulated non-controlling interests	634	10	$ 793
Summarized statement of comprehensive income (loss)
Revenue	170	224
Loss for the period	(120)	(97)
Other comprehensive income (loss)	(138)	202
Total comprehensive income (loss)	(258)	105
Loss allocated to non-controlling interests	(24)	(12)
Summarized cash flows
Cash flows from operating activities	(298)	(33)
Cash flows from investing activities	(1,255)	(429)
Cash flows from financing activities	2,076	464
Effect of exchange rate changes on cash and cash equivalents	(22)	0
Net increase in cash and cash equivalents	$ 501	$ 2